Financial Result - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Finance Income (Cost) [Line Items]
Fair value changes of convertible loans included in finance expense	€ 26	€ 15,222
Fair value changes of convertible loans included in finance income	6,351		€ 516
Fair value changes of warrants included in finance income	4,454	0	0
Fair value changes of promissory notes included in finance income	475	58	0
Fair value changes of foreign currency exchange contract included in finance expense	15,532			€ 0
Fair value changes of money market funds included in finance expense	87	€ 0	€ 0
Allowance for expected credit losses recognized in finance expense	260
Cash and cash equivalents
Finance Income (Cost) [Line Items]
Allowance for expected credit losses recognized in finance expense	3
Other assets
Finance Income (Cost) [Line Items]
Allowance for expected credit losses recognized in finance expense	€ 257